Stockholders' Equity (Deficit), Other Comprehensive Income and Redeemable Noncontrolling Interest	3 Months Ended
Mar. 31, 2013
Stockholders' Equity (Deficit), Other Comprehensive Income and Redeemable Noncontrolling Interest

NOTE 10: STOCKHOLDERS’ EQUITY (DEFICIT), OTHER COMPREHENSIVE INCOME AND REDEEMABLE NONCONTROLLING INTEREST

The following table details changes in these accounts:

	Ryerson Inc. Stockholders
					Accumulated Other Comprehensive Income (Loss)
	Common Stock		Capital in Excess of Par Value	Accumulated Deficit	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments	Noncontrolling Interest	Total Equity	Redeemable Noncontrolling Interest
	Shares	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars
	(In millions, except shares)
Balance at December 31, 2012	100	$—	$71.3	$(102.5)	$(5.4)	$(251.6)	$3.3	$2.7	$(282.2)	$1.7
Net income (loss)	—	—	—	7.1	—	—	—	(2.1)	5.0	(0.1)
Foreign currency translation	—	—	—	—	(3.8)	—	—	0.1	(3.7)	—
Changes in defined benefit pension and other post-retirement benefit plans (net of tax provision of $0.1)	—	—	—	—	—	1.1	—	—	1.1	—
Unrealized gain on available-for-sale investment	—	—	—	—	—	—	3.8	—	3.8	—

Balance at March 31, 2013	100	$—	$71.3	$(95.4)	$(9.2)	$(250.5)	$7.1	$0.7	$(276.0)	$1.6

	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments
	(In millions)
Balance at January 1, 2013	$(5.4)	$(251.6)	$3.3
Other comprehensive income (loss) before reclassifications	(3.8)	—	3.8
Amounts reclassified from accumulated other comprehensive income	—	1.1	—

Net current-period other comprehensive income (loss)	(3.8)	1.1	3.8

Balance at March 31, 2013	$(9.2)	$(250.5)	$7.1

Three Months Ended March 31, 2013
Reclassifications Out of Accumulated Other Comprehensive Income
Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Comprehensive Income
	(In millions)
Amortization of defined benefit pension and other post-retirement benefit plan items
Actuarial gain	$1.6	Warehousing, delivery, selling, general and administrative
Prior service credits	(0.4)	Warehousing, delivery, selling, general and administrative

Total before tax	1.2
Tax provision	0.1

Net of tax	$1.1